Consolidated Statements of Equity and Temporary Equity - USD ($) $ in Thousands	Total	Common Stock Class A Common stock	Common Stock Class T Common stock	Common Stock Redeemable Common Stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Noncontrolling Interests	Preferred Stock
Beginning Balance at Dec. 31, 2021	$ 407,376	$ 77	$ 8	$ 71,335	$ 724,739	$ (210,965)	$ (170,846)	$ (280)	$ 342,733	$ 64,643	$ 196,356
Beginning Balance (in shares) at Dec. 31, 2021		19,264,436	2,014,050
Offering costs	(445)				(445)				(445)
Issuance of common stock in connection with SSGT II Merger	168,790	$ 12			168,778				168,790
Issuance of common stock in connection with the SSGT II Merger (in shares)		2,885,516
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	31,514									31,514
Issuance of noncontrolling interest in SST VI Advisor	1									1
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)		(2,228)
Tax withholding (net settlement) related to vesting of restricted stock	(86)				(86)				(86)
Issuance of OP Units in connection with SSGT II Merger	2									2
Changes to redeemable common stock	(5,243)			5,243	(5,243)				(5,243)
Redemptions of common stock (in shares)		(26,626)	(1,174)
Issuance of restricted stock (in shares)		13,851
Distributions	(55,187)					(55,187)			(55,187)
Distributions to noncontrolling interests	(269)									(269)
Issuance of shares for distribution reinvestment plan	5,243				5,243				5,243
Issuance of shares for distribution reinvestment plan (in shares)		78,415	8,512
Distributions to noncontrolling interests in our Operating Partnership	(7,444)									(7,444)
Equity based compensation expense	3,969				1,298				1,298	2,671
Net income attributable to SmartStop Self Storage REIT, Inc. common stockholders	6,322						6,322		6,322
Net income attributable to the noncontrolling interests in our Operating Partnership	2,536									2,536
Net income attributable to other noncontrolling interests	311									311
Foreign currency translation adjustment	(3,832)							(3,400)	(3,400)	(432)
Foreign currency hedge contract gains (losses)	3,355							2,977	2,977	378
Interest rate swap and cap contract gains (losses)	4,907							4,358	4,358	549
Ending Balance at Dec. 31, 2022	561,820	$ 89	$ 8	76,578	894,284	(266,152)	(164,524)	3,655	467,360	94,460	196,356
Ending Balance (in shares) at Dec. 31, 2022		22,213,364	2,021,388
Offering costs	(10)				(10)				(10)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)		(4,356)
Tax withholding (net settlement) related to vesting of restricted stock	(247)				(247)				(247)
Changes to redeemable common stock	(17,636)			17,636	(17,636)				(17,636)
Redemptions of common stock	(1)	$ (1)		(22,937)					(1)
Redemptions of common stock (in shares)		(290,071)	(22,096)
Issuance of restricted stock (in shares)		10,642
Distributions	(58,039)					(58,039)			(58,039)
Distributions to noncontrolling interests	(588)									(588)
Issuance of shares for distribution reinvestment plan	17,636	$ 1			17,635				17,636
Issuance of shares for distribution reinvestment plan (in shares)		260,705	29,165
Distributions to noncontrolling interests in our Operating Partnership	(8,298)									(8,298)
Equity based compensation expense	5,258				831				831	4,427
Net income attributable to SmartStop Self Storage REIT, Inc. common stockholders	(2,746)						(2,746)		(2,746)
Net income attributable to the noncontrolling interests in our Operating Partnership	1,314									1,314
Net income attributable to other noncontrolling interests	579									579
Foreign currency translation adjustment	1,481							1,307	1,307	174
Foreign currency hedge contract gains (losses)	(1,066)							(941)	(941)	(125)
Interest rate swap and cap contract gains (losses)	(3,594)							(3,174)	(3,174)	(420)
Ending Balance at Dec. 31, 2023	495,863	$ 89	$ 8	71,277	894,857	(324,191)	(167,270)	847	404,340	91,523	196,356
Ending Balance (in shares) at Dec. 31, 2023		22,190,284	2,028,457
Offering costs	(144)				(144)				(144)
Issuance of noncontrolling interest in SST VI Advisor	330									330
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)		(3,829)
Tax withholding (net settlement) related to vesting of restricted stock	(219)				(219)				(219)
Changes to redeemable common stock	(20,667)			20,667	(20,667)				(20,667)
Redemptions of common stock	(2)	$ (2)		(29,902)					(2)
Redemptions of common stock (in shares)		(529,936)	(24,929)
Issuance of restricted stock	1	$ 1							1
Issuance of restricted stock (in shares)		10,163
Distributions	(57,969)					(57,969)			(57,969)
Distributions to noncontrolling interests	(492)									(492)
Issuance of shares for distribution reinvestment plan	20,667	$ 1			20,666				20,667
Issuance of shares for distribution reinvestment plan (in shares)		304,135	34,938
Distributions to noncontrolling interests in our Operating Partnership	(8,529)									(8,529)
Equity based compensation expense	5,258				625				625	4,633
Net income attributable to SmartStop Self Storage REIT, Inc. common stockholders	(18,379)						(18,379)		(18,379)
Net income attributable to the noncontrolling interests in our Operating Partnership	(773)									(773)
Net income attributable to other noncontrolling interests	507									507
Foreign currency translation adjustment	(3,915)							(3,444)	(3,444)	(471)
Foreign currency hedge contract gains (losses)	3,617							3,182	3,182	435
Interest rate swap and cap contract gains (losses)	(2,606)							(2,293)	(2,293)	(313)
Ending Balance at Dec. 31, 2024	$ 412,548	$ 89	$ 8	$ 62,042	$ 895,118	$ (382,160)	$ (185,649)	$ (1,708)	$ 325,698	$ 86,850	$ 196,356
Ending Balance (in shares) at Dec. 31, 2024		21,970,817	2,038,466